Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives	12 Months Ended
Jun. 30, 2021
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciable Life - Years, Description	Shorter of estimated lease term or 10 years
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciable Life - Years	7 years
Computer equipment and software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciable Life - Years	5 years